Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets
	December 31,	December 31,
	2015	2014
	$’M	$’M
	________________	________________
Amortized intangible assets
Intellectual property rights acquired for currently marketed products	9,371.9	4,816.9
Other intangible assets[1]	375.0	30.0
	________________	________________
	9,746.9	4,846.9
Unamortized intangible assets
Intellectual property rights acquired for IPR&D	1,362.0	1,550.0
	________________	________________
	11,108.9	6,396.9

Less: Accumulated amortization[2]	(1,935.6)	(1,462.5)
	________________	________________
	9,173.3	4,934.4
	________________	________________

Intangible Assets (Excluding Goodwill) Roll Forward
	Other intangible assets
	2015	2014
	$’M	$’M
	________________	________________
As at January 1,	4,934.4	2,312.6
Acquisitions	5,474.9	3,118.6
Divestment of non-core products	-	(17.3)
Amortization charged	(498.7)	(243.8)
Impairment charges	(643.7)	(190.3)
Foreign currency translation	(93.6)	(45.4)
	________________	________________
As at December 31,	9,173.3	4,934.4
	________________	________________